Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document and Entity Information
Document Type	6-K
Entity Registrant Name	CureVac N.V.
Document Period End Date	Jun. 30, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001809122
Amendment Flag	false